Loans and Allowance for Credit Losses - Summary of Loans by Major Class (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans and Allowance for Loan Losses
Loans held for investment	$ 1,466,160	$ 1,539,147
Commercial, financial, and agricultural
Loans and Allowance for Loan Losses
Loans held for investment	202,329	226,275
Real Estate Construction - Residential
Loans and Allowance for Loan Losses
Loans held for investment	32,046	58,347
Real Estate Construction - Commercial
Loans and Allowance for Loan Losses
Loans held for investment	80,435	130,296
Real Estate Mortgage - Residential
Loans and Allowance for Loan Losses
Loans held for investment	361,735	372,391
Real estate mortgage − commercial
Loans and Allowance for Loan Losses
Loans held for investment	775,594	731,024
Installment and other consumer
Loans and Allowance for Loan Losses
Loans held for investment	$ 14,021	$ 20,814